Eaton Vance

South Carolina Municipal Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.1%

Security	Principal Amount (000’s omitted)	Value
Education — 12.4%
Clemson University, 5.00%, 5/1/26	$2,000	$2,456,840
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,836,272
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	662,412
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 2.23%, 10/1/39(1)	2,705	2,705,000
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,349,720
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,314,520
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,796,145
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	670,992

		$15,791,901

Electric Utilities — 3.0%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$285,865
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,168,670
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,336,540

		$3,791,075

Escrowed/Prerefunded — 22.1%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,056,200
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,168,600
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,583,160
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,838,233
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,109,617
Greenwood County, (Self Regional Healthcare), Prerefunded to 10/1/19, 5.375%, 10/1/39	3,835	3,883,513
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,789,650
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	502,137
South Carolina Jobs-Economic Development Authority, (Palmetto Health), Prerefunded to 8/1/19, 5.75%, 8/1/39	3,420	3,443,085
South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	3,725	3,876,235

		$28,250,430

General Obligations — 19.4%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,410,264
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,409,660
Charleston County, 4.00%, 11/1/26	1,500	1,727,340
Colleton County School District, 5.00%, 3/1/25	1,060	1,264,792
Hilton Head Island, 4.00%, 3/1/23	605	661,803
Hilton Head Island, 4.00%, 3/1/25	565	644,168
Horry County School District, 5.00%, 3/1/24	1,500	1,743,360
Horry County School District, 5.00%, 3/1/25	1,500	1,782,525

Security	Principal Amount (000’s omitted)	Value
Lancaster County School District, 4.00%, 3/1/30	$1,500	$1,722,990
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,293,020
Oconee County School District, 5.00%, 3/1/20	1,000	1,026,820
Oconee County School District, 5.00%, 3/1/25	1,000	1,194,420
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	608,287
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	207,406
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	741,944
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,112,379
Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,225,130

		$24,776,308

Hospital — 10.3%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,727,865
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,039,680
Greenville Health System, 5.00%, 5/1/31	1,500	1,692,015
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,108,684
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	716,928
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,807,375
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,781,685
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,282,380

		$13,156,612

Industrial Development Revenue — 1.4%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,763,487

		$1,763,487

Insured – Electric Utilities — 5.7%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$1,012,229
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,169,611
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,466,518
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,574,357
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,027,596

		$7,250,311

Insured – Escrowed/Prerefunded — 1.6%
Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	$2,025	$2,069,874

		$2,069,874

Insured – Lease Revenue/Certificates of Participation — 2.9%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,056,530
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,127,610
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,476,262

		$3,660,402

Insured – Transportation — 1.2%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,465,169

		$1,465,169

Insured – Utilities — 3.5%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,244,430
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,623,080
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	585,645

		$4,453,155

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 8.5%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,272,949
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	578,070
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,426,257
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,284,520
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,139,140
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,136,820

		$10,837,756

Other Revenue — 1.7%
Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,185,080

		$2,185,080

Senior Living/Life Care — 1.4%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,144,810
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	700,896

		$1,845,706

Special Tax Revenue — 1.3%
Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$480,052
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,154,740

		$1,634,792

Student Loan — 0.7%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$910	$919,036

		$919,036

Transportation — 1.2%
South Carolina Transportation Infrastructure Bank, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	$1,500	$1,499,040

		$1,499,040

Water and Sewer — 2.8%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,925,348
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,201,450
North Charleston Sewer District, 2.00%, 1/1/29	500	495,100

		$3,621,898

Total Tax-Exempt Municipal Securities — 101.1% (identified cost $122,306,711)		$128,972,032

Trust Units — 0.9%

Security	Notional Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 0.9%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/1/41(4)	$334	$275,339
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (non-taxable), 8/1/41(4)	1,015	890,729

Total Trust Units — 0.9% (identified cost $1,092,675)		$1,166,068

Total Investments — 102.0% (identified cost $123,399,386)		$130,138,100

Other Assets, Less Liabilities — (2.0)%		$(2,533,910)

Net Assets — 100.0%		$127,604,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 6.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued, floating rate security whose interest rate will be determined after May 31, 2019.

(4)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$128,972,032	$—	$128,972,032
Trust Units	—	1,166,068	—	1,166,068
Total Investments	$—	$130,138,100	$—	$130,138,100

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.